Operating expenses	12 Months Ended
Dec. 31, 2020
Disclosure of other operating expense [text block] [Abstract]
Operating expenses

6. Operating expenses

Operating loss from continuing operations is stated after charging:

	Year ended December 31, 2020	Year ended December 31, 2019	Period ended December 31, 2018
	£’000	£’000	£’000
Depreciation of property, plant and equipment	5,897	705	—
Amortization of Intangibles	1,292	76	—
Expensed research and development cost	6,697	1,010	—
	13,886	1,791	—